Fair value of assets and liabilities - Assets and liabilities measured at fair value (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Fair value of assets and liabilities
Fair value of financial assets	$ 91,020,219	$ 21,346,272
Fair value of financial liabilities	15,990,460
Measured at FVTPL | Derivative financial instruments
Fair value of assets and liabilities
Fair value of financial liabilities	1,576,395	22,395
Measured at FVTPL | Collateral payables
Fair value of assets and liabilities
Fair value of financial liabilities	14,414,065
Measured at FVTPL | Financial assets, FVPL
Fair value of assets and liabilities
Fair value of financial assets	263,890	247,826
Measured at FVTPL | Derivative contracts
Fair value of assets and liabilities
Fair value of financial assets	69,934,232	21,075,160
Measured at FVTPL | Derivative financial instruments
Fair value of assets and liabilities
Fair value of financial assets	1,576,395	22,395
Measured at FVTPL | Collateral receivable
Fair value of assets and liabilities
Fair value of financial assets	14,414,065
Measured at FVTPL | Digital assets
Fair value of assets and liabilities
Fair value of financial assets	3,004,821	891
Measured at amortized cost | USDC
Fair value of assets and liabilities
Fair value of financial assets	1,826,816
Level 1
Fair value of assets and liabilities
Fair value of financial assets	88,991,919	21,075,160
Fair value of financial liabilities	14,414,065
Level 1 | Measured at FVTPL | Collateral payables
Fair value of assets and liabilities
Fair value of financial liabilities	14,414,065
Level 1 | Measured at FVTPL | Derivative contracts
Fair value of assets and liabilities
Fair value of financial assets	69,934,232	21,075,160
Level 1 | Measured at FVTPL | Collateral receivable
Fair value of assets and liabilities
Fair value of financial assets	14,414,065
Level 1 | Measured at FVTPL | Digital assets
Fair value of assets and liabilities
Fair value of financial assets	2,816,806
Level 1 | Measured at amortized cost | USDC
Fair value of assets and liabilities
Fair value of financial assets	1,826,816
Level 2
Fair value of assets and liabilities
Fair value of financial assets	1,764,410	23,286
Fair value of financial liabilities	1,576,395
Level 2 | Measured at FVTPL | Derivative financial instruments
Fair value of assets and liabilities
Fair value of financial liabilities	1,576,395	22,395
Level 2 | Measured at FVTPL | Derivative financial instruments
Fair value of assets and liabilities
Fair value of financial assets	1,576,395	22,395
Level 2 | Measured at FVTPL | Digital assets
Fair value of assets and liabilities
Fair value of financial assets	188,015	891
Level 3
Fair value of assets and liabilities
Fair value of financial assets	263,890	247,826
Level 3 | Measured at FVTPL | Financial assets, FVPL
Fair value of assets and liabilities
Fair value of financial assets	$ 263,890	$ 247,826